Distribution Date:	01/18/23	BBCMS Mortgage Trust 2022-C18
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2022-C18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	3		Attention: Daniel Vinson	daniel.vinson@barclays.com

Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@wellsfargo.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	18
			Attention: Liat Heller	liat.heller@rialtocapital.com

Delinquency Loan Detail	19		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			Attention: BBCMS 2022-C18 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.

Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Historical Bond / Collateral Loss Reconciliation Detail	25			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	054975AA5	5.877000%	10,600,000.00	10,600,000.00	132,959.61	51,913.50	0.00	0.00	184,873.11	10,467,040.39	30.00%	30.00%
A-2	054975AB3	5.495000%	73,000,000.00	73,000,000.00	0.00	334,279.17	0.00	0.00	334,279.17	73,000,000.00	30.00%	30.00%
A-3	054975AC1	5.998000%	42,100,000.00	42,100,000.00	0.00	210,429.83	0.00	0.00	210,429.83	42,100,000.00	30.00%	30.00%
A-4	054975AD9	5.439000%	175,000,000.00	175,000,000.00	0.00	793,187.50	0.00	0.00	793,187.50	175,000,000.00	30.00%	30.00%
A-5	054975AE7	5.710000%	248,200,000.00	248,200,000.00	0.00	1,181,018.33	0.00	0.00	1,181,018.33	248,200,000.00	30.00%	30.00%
A-SB	054975AF4	5.949000%	16,826,000.00	16,826,000.00	0.00	83,414.90	0.00	0.00	83,414.90	16,826,000.00	30.00%	30.00%
A-S	054975AJ6	6.148186%	70,715,000.00	70,715,000.00	0.00	362,307.51	0.00	0.00	362,307.51	70,715,000.00	21.25%	21.25%
B	054975AK3	6.148186%	34,348,000.00	34,348,000.00	0.00	175,981.59	0.00	0.00	175,981.59	34,348,000.00	17.00%	17.00%
C	054975AL1	6.148186%	38,389,000.00	38,389,000.00	0.00	196,685.61	0.00	0.00	196,685.61	38,389,000.00	12.25%	12.25%
D	054975AP2	4.000000%	20,204,000.00	20,204,000.00	0.00	67,346.67	0.00	0.00	67,346.67	20,204,000.00	9.75%	9.75%
E-RR	054975AR8	6.148186%	19,194,000.00	19,194,000.00	0.00	98,340.24	0.00	0.00	98,340.24	19,194,000.00	7.38%	7.38%
F-RR	054975AT4	6.148186%	11,113,000.00	11,113,000.00	0.00	56,937.33	0.00	0.00	56,937.33	11,113,000.00	6.00%	6.00%
G-RR	054975AV9	6.148186%	10,102,000.00	10,102,000.00	0.00	51,757.48	0.00	0.00	51,757.48	10,102,000.00	4.75%	4.75%
H-RR	054975AX5	6.148186%	9,092,000.00	9,092,000.00	0.00	46,582.76	0.00	0.00	46,582.76	9,092,000.00	3.63%	3.63%
J-RR*	054975AZ0	6.148186%	29,297,236.00	29,297,236.00	0.00	150,104.06	0.00	0.00	150,104.06	29,297,236.00	0.00%	0.00%
R	054975BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			808,180,236.00	808,180,236.00	132,959.61	3,860,286.48	0.00	0.00	3,993,246.09	808,047,276.39

X-A	054975AG2	0.460525%	636,441,000.00	636,441,000.00	0.00	244,247.56	0.00	0.00	244,247.56	636,308,040.39
X-D	054975AM9	2.148186%	20,204,000.00	20,204,000.00	0.00	36,168.30	0.00	0.00	36,168.30	20,204,000.00
Notional SubTotal			656,645,000.00	656,645,000.00	0.00	280,415.86	0.00	0.00	280,415.86	656,512,040.39

Deal Distribution Total					132,959.61	4,140,702.34	0.00	0.00	4,273,661.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	054975AA5	1,000.00000000	12.54335943	4.89750000	0.00000000	0.00000000	0.00000000	0.00000000	17.44085943	987.45664057
A-2	054975AB3	1,000.00000000	0.00000000	4.57916671	0.00000000	0.00000000	0.00000000	0.00000000	4.57916671	1,000.00000000
A-3	054975AC1	1,000.00000000	0.00000000	4.99833325	0.00000000	0.00000000	0.00000000	0.00000000	4.99833325	1,000.00000000
A-4	054975AD9	1,000.00000000	0.00000000	4.53250000	0.00000000	0.00000000	0.00000000	0.00000000	4.53250000	1,000.00000000
A-5	054975AE7	1,000.00000000	0.00000000	4.75833332	0.00000000	0.00000000	0.00000000	0.00000000	4.75833332	1,000.00000000
A-SB	054975AF4	1,000.00000000	0.00000000	4.95750030	0.00000000	0.00000000	0.00000000	0.00000000	4.95750030	1,000.00000000
A-S	054975AJ6	1,000.00000000	0.00000000	5.12348879	0.00000000	0.00000000	0.00000000	0.00000000	5.12348879	1,000.00000000
B	054975AK3	1,000.00000000	0.00000000	5.12348870	0.00000000	0.00000000	0.00000000	0.00000000	5.12348870	1,000.00000000
C	054975AL1	1,000.00000000	0.00000000	5.12348876	0.00000000	0.00000000	0.00000000	0.00000000	5.12348876	1,000.00000000
D	054975AP2	1,000.00000000	0.00000000	3.33333350	0.00000000	0.00000000	0.00000000	0.00000000	3.33333350	1,000.00000000
E-RR	054975AR8	1,000.00000000	0.00000000	5.12348859	0.00000000	0.00000000	0.00000000	0.00000000	5.12348859	1,000.00000000
F-RR	054975AT4	1,000.00000000	0.00000000	5.12348871	0.00000000	0.00000000	0.00000000	0.00000000	5.12348871	1,000.00000000
G-RR	054975AV9	1,000.00000000	0.00000000	5.12348842	0.00000000	0.00000000	0.00000000	0.00000000	5.12348842	1,000.00000000
H-RR	054975AX5	1,000.00000000	0.00000000	5.12348878	0.00000000	0.00000000	0.00000000	0.00000000	5.12348878	1,000.00000000
J-RR	054975AZ0	1,000.00000000	0.00000000	5.12348878	0.00000000	0.00000000	0.00000000	0.00000000	5.12348878	1,000.00000000
R	054975BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	054975AG2	1,000.00000000	0.00000000	0.38377094	0.00000000	0.00000000	0.00000000	0.00000000	0.38377094	999.79108887
X-D	054975AM9	1,000.00000000	0.00000000	1.79015541	0.00000000	0.00000000	0.00000000	0.00000000	1.79015541	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/22 - 12/30/22	30	0.00	51,913.50	0.00	51,913.50	0.00	0.00	0.00	51,913.50	0.00
A-2	12/01/22 - 12/30/22	30	0.00	334,279.17	0.00	334,279.17	0.00	0.00	0.00	334,279.17	0.00
A-3	12/01/22 - 12/30/22	30	0.00	210,429.83	0.00	210,429.83	0.00	0.00	0.00	210,429.83	0.00
A-4	12/01/22 - 12/30/22	30	0.00	793,187.50	0.00	793,187.50	0.00	0.00	0.00	793,187.50	0.00
A-5	12/01/22 - 12/30/22	30	0.00	1,181,018.33	0.00	1,181,018.33	0.00	0.00	0.00	1,181,018.33	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	83,414.90	0.00	83,414.90	0.00	0.00	0.00	83,414.90	0.00
X-A	12/01/22 - 12/30/22	30	0.00	244,247.56	0.00	244,247.56	0.00	0.00	0.00	244,247.56	0.00
X-D	12/01/22 - 12/30/22	30	0.00	36,168.30	0.00	36,168.30	0.00	0.00	0.00	36,168.30	0.00
A-S	12/01/22 - 12/30/22	30	0.00	362,307.51	0.00	362,307.51	0.00	0.00	0.00	362,307.51	0.00
B	12/01/22 - 12/30/22	30	0.00	175,981.59	0.00	175,981.59	0.00	0.00	0.00	175,981.59	0.00
C	12/01/22 - 12/30/22	30	0.00	196,685.61	0.00	196,685.61	0.00	0.00	0.00	196,685.61	0.00
D	12/01/22 - 12/30/22	30	0.00	67,346.67	0.00	67,346.67	0.00	0.00	0.00	67,346.67	0.00
E-RR	12/01/22 - 12/30/22	30	0.00	98,340.24	0.00	98,340.24	0.00	0.00	0.00	98,340.24	0.00
F-RR	12/01/22 - 12/30/22	30	0.00	56,937.33	0.00	56,937.33	0.00	0.00	0.00	56,937.33	0.00
G-RR	12/01/22 - 12/30/22	30	0.00	51,757.48	0.00	51,757.48	0.00	0.00	0.00	51,757.48	0.00
H-RR	12/01/22 - 12/30/22	30	0.00	46,582.76	0.00	46,582.76	0.00	0.00	0.00	46,582.76	0.00
J-RR	12/01/22 - 12/30/22	30	0.00	150,104.06	0.00	150,104.06	0.00	0.00	0.00	150,104.06	0.00
Totals			0.00	4,140,702.34	0.00	4,140,702.34	0.00	0.00	0.00	4,140,702.34	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,273,661.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,286,044.32	Master Servicing Fee	2,861.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,625.62
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.62
ARD Interest	0.00	Operating Advisor Fee	1,320.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,286,044.32	Total Fees	11,370.82

Principal		Expenses/Reimbursements
Scheduled Principal	132,959.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	132,959.61	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	133,971.15

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,140,702.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	132,959.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,273,661.95
Total Funds Collected	4,419,003.93	Total Funds Distributed	4,419,003.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	808,180,236.45	808,180,236.45	Beginning Certificate Balance	808,180,236.00
(-) Scheduled Principal Collections	132,959.61	132,959.61	(-) Principal Distributions	132,959.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	808,047,276.84	808,047,276.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	808,180,236.45	808,180,236.45	Ending Certificate Balance	808,047,276.39
Ending Actual Collateral Balance	808,047,276.84	808,047,276.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.45)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.45)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	10	32,867,159.04	4.07%	117	6.4264	1.882955	1.39 or less	10	208,510,256.76	25.80%	118	6.9852	1.304509
5,000,000 to 9,999,999	12	83,501,667.58	10.33%	108	6.0888	1.815233	1.40 to 1.69	18	169,231,198.50	20.94%	112	6.0210	1.525806
10,000,000 to 19,999,999	15	188,972,828.18	23.39%	114	6.1660	1.731886	1.70 to 1.79	4	61,238,928.18	7.58%	115	5.9823	1.732503
20,000,000 to 29,999,999	8	197,705,622.04	24.47%	104	6.2000	1.933640	1.80 to 1.89	4	51,979,843.05	6.43%	118	6.1245	1.839138
30,000,000 to 39,999,999	3	96,000,000.00	11.88%	93	5.0720	1.817500	1.90 to 1.99	3	62,969,974.01	7.79%	103	5.9000	1.949986
40,000,000 to 47,499,999	1	45,000,000.00	5.57%	118	5.2100	3.020000	2.00 to 2.49	7	110,486,109.30	13.67%	81	5.2735	2.291302
47,500,000 or higher	3	164,000,000.00	20.30%	118	7.0080	1.989878	2.50 to 2.99	3	45,130,967.04	5.59%	106	6.4957	2.730242
Totals	52	808,047,276.84	100.00%	110	6.1646	1.930275	3.00 or more	3	98,500,000.00	12.19%	118	5.8257	3.336802
							Totals	52	808,047,276.84	100.00%	110	6.1646	1.930275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	16,993,368.80	2.10%	117	6.2047	1.426120	Ohio	2	66,500,000.00	8.23%	118	6.4453	3.281053
Arizona	2	1,402,909.99	0.17%	83	4.8500	1.640000	Oklahoma	1	339,823.36	0.04%	83	4.8500	1.640000
California	5	95,631,866.05	11.83%	109	7.1521	1.424918	Oregon	1	646,228.18	0.08%	83	4.8500	1.640000
Colorado	1	51,294.79	0.01%	83	4.8500	1.640000	Pennsylvania	1	10,000,000.00	1.24%	115	6.1700	1.710000
Connecticut	1	42,900,000.00	5.31%	118	5.9900	1.840000	South Carolina	12	60,278,343.46	7.46%	118	6.5002	1.317277
Florida	6	28,321,276.60	3.50%	118	6.3491	1.936734	South Dakota	1	351,564.95	0.04%	83	4.8500	1.640000
Georgia	2	14,535,714.29	1.80%	118	6.8800	1.390000	Tennessee	6	40,054,228.42	4.96%	114	5.9269	1.495443
Illinois	1	6,080,000.00	0.75%	117	6.1170	1.480000	Texas	4	10,181,875.78	1.26%	111	6.1125	1.940607
Indiana	1	8,000,000.00	0.99%	118	6.0890	1.640000	Utah	1	383,802.60	0.05%	83	4.8500	1.640000
Iowa	3	4,740,520.22	0.59%	111	5.8859	1.509179	Virginia	3	52,076,058.59	6.44%	117	5.3507	2.802346
Kansas	5	2,115,384.19	0.26%	83	4.8500	1.640000	Washington	1	26,400,000.00	3.27%	117	6.5900	1.550000
Kentucky	2	5,583,286.76	0.69%	116	5.7218	1.641595	Wisconsin	1	13,582,050.00	1.68%	113	5.3550	1.730000
Louisiana	3	17,879,156.23	2.21%	112	5.4019	2.736690	Wyoming	6	4,688,159.27	0.58%	83	4.8500	1.640000
Maryland	2	4,576,997.53	0.57%	118	6.5223	2.233074	Totals	114	808,047,276.84	100.00%	110	6.1646	1.930275
Michigan	2	22,519,641.42	2.79%	117	6.6698	1.747356
									Property Type³
Minnesota	2	11,473,534.33	1.42%	113	5.3508	1.729250
Missouri	2	1,334,772.13	0.17%	83	4.8500	1.640000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	956,655.84	0.12%	83	4.8500	1.640000		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	2,656,822.00	0.33%	83	4.8500	1.640000	Industrial	11	160,940,000.00	19.92%	107	6.6652	1.558444
Nevada	2	30,091,451.16	3.72%	116	5.7301	1.943134	Lodging	51	151,510,194.35	18.75%	112	6.3393	2.688819
New Jersey	4	98,875,622.04	12.24%	77	5.4683	2.368155	Mixed Use	2	47,600,000.00	5.89%	118	5.3098	2.944076
New Mexico	3	2,475,394.15	0.31%	83	4.8500	1.640000	Multi-Family	2	33,900,000.00	4.20%	103	6.1608	1.782301
New York	6	54,717,178.48	6.77%	108	6.1425	1.669904	Office	6	167,403,928.18	20.72%	98	5.4531	1.901328
North Carolina	10	48,407,806.56	5.99%	118	6.8047	1.463376	Other	1	10,000,000.00	1.24%	118	6.5090	2.290000
North Dakota	1	244,488.65	0.03%	83	4.8500	1.640000	Retail	37	218,038,154.28	26.98%	117	6.3378	1.506934
							Self Storage	4	18,655,000.00	2.31%	119	6.7903	1.674444
							Totals	114	808,047,276.84	100.00%	110	6.1646	1.930275

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	4	66,518,300.95	8.23%	62	3.9301	2.067552	12 months or less	50	785,028,975.89	97.15%	110	6.2032	1.938786
	5.00000 to 5.49999	3	82,870,345.00	10.26%	115	5.2334	2.550450	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50000 to 5.99999	12	179,042,897.55	22.16%	102	5.8505	1.907799	25 months or greater	2	23,018,300.95	2.85%	83	4.8500	1.640000
	6.00000 to 6.49999	16	209,284,974.01	25.90%	117	6.2763	1.996003	Totals	52	808,047,276.84	100.00%	110	6.1646	1.930275
	6.50000 to 6.99999	11	148,170,952.35	18.34%	118	6.7703	1.687776
	7.00000 or greater	6	122,159,806.98	15.12%	119	7.5474	1.649282
	Totals	52	808,047,276.84	100.00%	110	6.1646	1.930275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	4	95,700,000.00	11.84%	61	4.7596	2.231445	Interest Only	32	532,330,000.00	65.88%	107	6.0056	2.070089
83 months to 111 months		3	35,928,645.95	4.45%	93	4.9326	1.949026	356 months or less	8	70,207,469.86	8.69%	104	5.6432	1.902655
112 months to 116 months		11	115,162,871.56	14.25%	114	5.8257	1.614053	357 months or greater	12	205,509,806.98	25.43%	117	6.7545	1.577550
	117 months or greater	34	561,255,759.33	69.46%	118	6.5526	1.942607	Totals	52	808,047,276.84	100.00%	110	6.1646	1.930275
	Totals	52	808,047,276.84	100.00%	110	6.1646	1.930275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		51	772,047,276.84	95.54%	112	6.3032	1.916299				None
	12 months or less	1	36,000,000.00	4.46%	50	3.1920	2.230000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	808,047,276.84	100.00%	110	6.1646	1.930275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30321507	IN	Rialto	CA	Actual/360	7.610%	425,948.61	0.00	0.00	N/A	12/06/32	--	65,000,000.00	65,000,000.00	01/06/23
1A8	30321514				Actual/360	7.610%	19,659.17	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	01/06/23
2A1	30321515	RT	Various	Various	Actual/360	6.410%	165,591.67	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	01/06/23
2A2	30321543				Actual/360	6.410%	110,394.44	0.00	0.00	N/A	11/06/32	--	20,000,000.00	20,000,000.00	01/06/23
2A3	30321544				Actual/360	6.410%	85,555.69	0.00	0.00	N/A	11/06/32	--	15,500,000.00	15,500,000.00	01/06/23
3A1	30321516	RT	Various	Various	Actual/360	6.880%	296,222.22	0.00	0.00	N/A	11/06/32	--	50,000,000.00	50,000,000.00	01/06/23
3A3	30321518				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	01/06/23
3A4	30321519				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	01/06/23
4	30321520	LO	Columbus	OH	Actual/360	6.340%	267,512.78	0.00	0.00	N/A	11/06/32	--	49,000,000.00	49,000,000.00	01/06/23
5	30509438	MU	Vienna	VA	Actual/360	5.210%	201,887.50	0.00	0.00	N/A	11/06/32	--	45,000,000.00	45,000,000.00	01/06/23
6A1	30509448	OF	Greenwich	CT	Actual/360	5.990%	154,741.67	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	01/06/23
6A2	30509450				Actual/360	5.990%	51,580.56	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	01/06/23
6A3	30509451				Actual/360	5.990%	14,958.36	0.00	0.00	N/A	11/06/32	--	2,900,000.00	2,900,000.00	01/06/23
7A2	30509322	IN	Various	Various	Actual/360	6.117%	105,348.33	0.00	0.00	N/A	10/06/32	--	20,000,000.00	20,000,000.00	01/06/23
7A3	30509323				Actual/360	6.117%	52,674.17	0.00	0.00	N/A	10/06/32	--	10,000,000.00	10,000,000.00	01/06/23
7A4	30509324				Actual/360	6.117%	21,069.67	0.00	0.00	N/A	10/06/32	--	4,000,000.00	4,000,000.00	01/06/23
7A5	30509325				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	01/06/23
7A6	30509326				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	01/06/23
8A-A-1	30508516	OF	Jersey City	NJ	Actual/360	3.192%	98,952.00	0.00	0.00	N/A	03/08/27	--	36,000,000.00	36,000,000.00	01/08/23
9	30321521	OF	Henderson	NV	Actual/360	5.750%	145,694.62	0.00	0.00	N/A	10/01/32	--	29,425,000.00	29,425,000.00	01/01/23
10	30321522	IN	Jersey City	NJ	Actual/360	5.790%	136,611.83	0.00	0.00	N/A	11/06/27	--	27,400,000.00	27,400,000.00	01/06/23
11	30509392	MF	Vancouver	WA	Actual/360	6.590%	149,812.67	0.00	0.00	N/A	10/06/32	--	26,400,000.00	26,400,000.00	01/06/23
12A2	30321523	RT	Chattanooga	TN	30/360	5.850%	73,125.00	0.00	0.00	N/A	06/06/32	--	15,000,000.00	15,000,000.00	01/06/23
12A4	30321524				30/360	5.850%	48,750.00	0.00	0.00	N/A	06/06/32	--	10,000,000.00	10,000,000.00	01/06/23
13	30321525	RT	Various	Various	Actual/360	5.355%	115,096.80	0.00	0.00	N/A	06/01/32	--	24,960,000.00	24,960,000.00	01/01/23
14	30321526	OF	Laguna Hills	CA	Actual/360	5.930%	126,638.44	0.00	0.00	N/A	11/06/29	--	24,800,000.00	24,800,000.00	01/06/23
15A1	30509441	LO	Atlantic City	NJ	Actual/360	7.795%	166,014.74	12,067.55	0.00	N/A	11/06/32	--	24,732,689.59	24,720,622.04	01/06/23
16A2	30321527	LO	Various	Various	Actual/360	4.850%	64,758.59	37,583.03	0.00	N/A	12/06/29	--	15,505,881.27	15,468,298.24	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
16A9	30321528				Actual/360	4.850%	31,608.36	18,344.10	0.00	N/A	12/06/29	--	7,568,346.81	7,550,002.71	01/06/23
17A4	30509310	OF	New York	NY	Actual/360	6.030%	72,695.00	0.00	0.00	N/A	09/06/32	--	14,000,000.00	14,000,000.00	01/06/23
17A6	30509312				Actual/360	6.030%	25,962.50	0.00	0.00	N/A	09/06/32	--	5,000,000.00	5,000,000.00	01/06/23
18	30321529	LO	Columbus	OH	Actual/360	6.740%	101,568.06	0.00	0.00	N/A	11/06/32	--	17,500,000.00	17,500,000.00	01/06/23
19	30321530	OF	Farmington Hills	MI	Actual/360	7.210%	94,917.06	9,041.13	0.00	N/A	11/06/32	--	15,287,969.31	15,278,928.18	01/06/23
20	30321531	LO	Metairie	LA	Actual/360	5.080%	56,565.82	20,627.31	0.00	N/A	04/06/32	--	12,930,972.31	12,910,345.00	01/06/23
21	30321532	RT	Webster	NY	Actual/360	7.210%	71,815.61	6,840.65	0.00	N/A	11/01/32	--	11,567,097.41	11,560,256.76	01/01/23
22A2	30321533	IN	Various	Various	Actual/360	5.530%	52,381.39	0.00	0.00	N/A	08/06/32	--	11,000,000.00	11,000,000.00	01/06/23
23	30321534	SS	Brick	NJ	Actual/360	6.920%	64,087.85	0.00	0.00	N/A	12/01/32	--	10,755,000.00	10,755,000.00	01/01/23
24A3	30509207	IN	Wilkes Barre	PA	Actual/360	6.170%	53,130.56	0.00	0.00	N/A	08/06/32	--	10,000,000.00	10,000,000.00	01/06/23
25	30509446	98	Pompano Beach	FL	Actual/360	6.509%	56,049.72	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	01/06/23
26A2	30321535	RT	Albany	NY	Actual/360	5.750%	29,497.76	6,733.95	0.00	N/A	06/06/32	--	5,957,472.46	5,950,738.51	01/06/23
26A4	30321536				Actual/360	5.750%	19,665.18	4,489.29	0.00	N/A	06/06/32	--	3,971,648.33	3,967,159.04	01/06/23
27	30321537	LO	Wilmington	NC	Actual/360	6.760%	52,890.82	6,192.11	0.00	N/A	10/06/32	--	9,086,035.16	9,079,843.05	01/06/23
28	30509306	LO	McAllen	TX	Actual/360	6.320%	47,629.10	6,800.21	0.00	N/A	09/06/32	--	8,751,774.22	8,744,974.01	01/06/23
29	30321538	RT	Miami	FL	Actual/360	5.990%	44,359.28	0.00	0.00	N/A	10/06/32	--	8,600,000.00	8,600,000.00	01/06/23
30	30321539	RT	Hammond	IN	Actual/360	6.089%	41,946.44	0.00	0.00	N/A	11/06/32	--	8,000,000.00	8,000,000.00	01/06/23
31A3	30321540	MF	New York	NY	Actual/360	4.650%	30,031.25	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	01/06/23
32	30321541	LO	Vestal	NY	Actual/360	6.930%	39,029.54	4,240.28	0.00	N/A	10/06/32	--	6,540,349.58	6,536,109.30	01/06/23
33	30509315	IN	Springfield	VA	Actual/360	6.360%	35,817.40	0.00	0.00	N/A	09/06/32	--	6,540,000.00	6,540,000.00	01/06/23
34	30509354	RT	Baton Rouge	LA	Actual/360	6.383%	24,733.35	0.00	0.00	N/A	10/06/32	--	4,500,000.00	4,500,000.00	01/06/23
35	30321542	SS	Landover Hills	MD	Actual/360	6.570%	25,175.88	0.00	0.00	N/A	12/01/32	--	4,450,000.00	4,450,000.00	01/01/23
36	30509334	SS	Various	FL	Actual/360	6.670%	19,815.46	0.00	0.00	N/A	10/06/32	--	3,450,000.00	3,450,000.00	01/06/23
37	30509432	MU	Los Angeles	CA	Actual/360	7.038%	15,757.30	0.00	0.00	N/A	11/06/32	--	2,600,000.00	2,600,000.00	01/06/23
Totals							4,286,044.32	132,959.61	0.00				808,180,236.45	808,047,276.84
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-A-1	0.00	14,295,706.93	02/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16A9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	14,295,706.93				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164610%	6.148256%	110
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0		0	0
	0 - 6 Months	0	0		0	0
	7 - 12 Months	0	0		0	0
	13 - 24 Months	0	0		0	0
	25 - 36 Months	0	0		0	0
	37 - 48 Months	0	0		0	0
	49 - 60 Months	70,900,000	70,900,000		0	0
	> 60 Months	737,147,277	737,147,277		0	0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Jan-23	808,047,277	808,047,277	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27